Summary of Weighted-Average Assumptions (Detail) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.42%	1.23%	0.83%
Weighted-average expected lives (years)	4 years 6 months	4 years	4 years
Volatility	38.26%	39.56%	36.71%
Dividend Yield	0.00%	0.00%	0.00%
Weighted-average grant date fair value (per share)	$ 7.83	$ 6.61	$ 5.91
Value Granted (total)	$ 6,385	$ 6,844	$ 8,979
Number granted in year	815,500	1,034,870	1,519,080